UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Senior Income Fund (NSL)
October 31, 2012 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 123.6% (84.1% of Total Investments) (4)
	Aerospace & Defense – 0.3% (0.2% of Total Investments)
$408	DAE Aviation Holdings, Inc., Term Loan B1	7.250%	7/31/14	B	$408,120
387	DAE Aviation Holdings, Inc., Term Loan B2	7.250%	7/31/14	B	387,455
795	Total Aerospace & Defense				795,575
	Airlines – 3.5% (2.3% of Total Investments)
5,000	Delta Air Lines Inc., Term Loan B1, WI/DD	TBD	TBD	Ba2	4,987,500
1,000	Delta Air Lines Inc., Term Loan B2, WI/DD	TBD	TBD	Ba2	995,833
2,447	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	2,428,471
8,447	Total Airlines				8,411,804
	Auto Components – 1.7% (1.2% of Total Investments)
2,985	Federal-Mogul Corporation, Tranche B, Term Loan	2.148%	12/29/14	B1	2,814,749
1,524	Federal-Mogul Corporation, Tranche C, Term Loan	2.148%	12/28/15	B1	1,436,485
4,509	Total Auto Components				4,251,234
	Biotechnology – 3.0% (2.1% of Total Investments)
641	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	645,759
1,000	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	1,001,875
1,774	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	1,794,900
3,980	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	3,945,852
7,395	Total Biotechnology				7,388,386
	Building Products – 0.9% (0.6% of Total Investments)
863	Goodman Global Holdings, Term Loan B	5.750%	10/28/16	B+	867,051
1,273	Goodman Global Inc., Second Lien, Term Loan	9.000%	10/28/17	B-	1,288,000
2,136	Total Building Products				2,155,051
	Capital Markets – 0.7% (0.5% of Total Investments)
850	American Capital Limited Senior Loan	5.500%	8/15/16	BB	856,375
290	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	283,509
663	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	647,087
1,803	Total Capital Markets				1,786,971
	Chemicals – 1.7% (1.2% of Total Investments)
1,493	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	1,515,504
1,301	Styron S.a.r.l. Corporation,Term Loan	8.000%	8/02/17	B+	1,245,214
1,454	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,442,189
4,248	Total Chemicals				4,202,907
	Commercial Banks – 0.4% (0.3% of Total Investments)
988	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	BB-	980,711
	Commercial Services & Supplies – 2.5% (1.7% of Total Investments)
2,000	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	B	1,993,334
1,000	Brand Energy & Infrastructure Services, Inc., Term Loan B, Second Lien, WI/DD	TBD	TBD	CCC+	990,000
1,577	Ceridian Corporation, Extended Term Loan	5.964%	5/09/17	B1	1,573,813
1,120	Harland Clarke Holdings Corporation, Extended Term Loan	5.462%	6/30/17	B+	1,024,100
498	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	506,206
6,195	Total Commercial Services & Supplies				6,087,453
	Communications Equipment – 2.9% (1.9% of Total Investments)
3,822	Avaya, Inc., Term Loan	3.177%	10/27/14	B1	3,729,349
1,250	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	1,252,344
1,000	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	990,000
995	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	1,010,547
7,067	Total Communications Equipment				6,982,240
	Consumer Finance – 2.7% (1.8% of Total Investments)
750	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	723,750
1,500	Residential Capital Corp, Term Loan A1	5.000%	11/18/13	Ba1	1,506,562
2,613	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	2,631,432
1,625	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	1,604,688
6,488	Total Consumer Finance				6,466,432
	Distributors – 2.1% (1.4% of Total Investments)
4,988	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	5,146,477
	Diversified Consumer Services – 2.0% (1.4% of Total Investments)
1,149	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,166,321
1,900	Cengage Learning Acquisitions, Inc., Term Loan	2.470%	7/03/14	B	1,816,875
1,970	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,965,075
5,019	Total Diversified Consumer Services				4,948,271
	Diversified Financial Services – 1.2% (0.8% of Total Investments)
998	Ferrara Candy Company, Term Loan B	7.509%	6/18/18	B	1,011,216
1,995	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	2,013,703
2,993	Total Diversified Financial Services				3,024,919
	Diversified Telecommunication Services – 3.2% (2.2% of Total Investments)
2,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.712%	3/06/14	BB+	2,002,188
1,801	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	B1	1,817,417
2,000	Intelsat, Unsecured Term Loan	2.711%	2/01/14	B	1,988,126
2,000	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	2,024,688
7,801	Total Diversified Telecommunication Services				7,832,419
	Electric Utilities – 0.2% (0.2% of Total Investments)
854	TXU Corporation, 2014 Term Loan	9.000%	10/10/14	B2	577,003
	Electrical Equipment – 0.3% (0.2% of Total Investments)
591	Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	593,216
	Electronic Equipment & Instruments – 0.7% (0.4% of Total Investments)
1,980	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,603,800
	Food & Staples Retailing – 2.8% (1.9% of Total Investments)
900	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	910,781
1,800	Wendy’s/Arby’s Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	1,818,938
4,000	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	4,042,500
6,700	Total Food & Staples Retailing				6,772,219
	Food Products – 4.9% (3.3% of Total Investments)
2,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	2,019,166
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	913,875
1,727	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,736,315
7,296	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B-	7,204,655
11,923	Total Food Products				11,874,011
	Health Care Equipment & Supplies – 3.2% (2.2% of Total Investments)
4,963	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	5,036,938
225	Fenwal, Inc., Delayed Term Loan	2.672%	2/28/14	B+	224,956
714	Fenwal, Inc., Term Loan	2.672%	2/28/14	B+	713,798
1,746	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	1,767,627
7,648	Total Health Care Equipment & Supplies				7,743,319
	Health Care Providers & Services – 10.8% (7.4% of Total Investments)
1,446	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,450,015
21	Community Health Systems, Inc., Extended Term Loan	3.921%	1/25/17	BB	21,210
4,000	DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	4,016,668
1,000	Genesis Healthcare LLC, Term Loan, DD1	10.000%	10/02/18	B	965,000
2,135	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	2,109,371
3,554	Golden Living, Term Loan	5.000%	5/04/18	B+	3,431,759
596	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	601,619
1,312	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	1,296,092
931	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	940,310
3,310	LifeCare, Term Loan	8.093%	2/01/16	N/R	3,121,573
784	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	789,009
1,000	National Mentor Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	1,002,917
2,471	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	2,492,854
399	Select Medical Corporation, Tranche B, Term Loan A	5.502%	6/01/18	BB-	402,491
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,010,000
1,060	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,067,036
177	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	177,447
1,539	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,550,327
26,735	Total Health Care Providers & Services				26,445,698
	Health Care Technology – 1.6% (1.1% of Total Investments)
3,606	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	3,648,389
300	Fenwal, Inc., Term Loan, Second Lien	5.672%	8/28/14	B	299,733
3,906	Total Health Care Technology				3,948,122
	Hotels, Restaurants & Leisure – 4.4% (3.0% of Total Investments)
1,955	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,978,216
1,788	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.461%	1/28/18	B	1,610,467
3,217	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	3,245,573
975	Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	979,176
1,990	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	2,014,461
985	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	992,158
10,910	Total Hotels, Restaurants & Leisure				10,820,051
	Household Durables – 0.6% (0.4% of Total Investments)
1,500	AOT Bedding Super Holdings LLC, Term Loan B	4.172%	8/29/19	B+	1,501,563
	Household Products – 0.6% (0.4% of Total Investments)
1,543	Spectrum Brands, Inc., Term Loan	5.018%	6/17/16	Ba3	1,548,822
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
658	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	663,107
	Insurance – 0.8% (0.5% of Total Investments)
2,000	Vantage Drilling Company, Term Loan B, WI/DD	TBD	TBD	B-	1,941,666
	Internet & Catalog Retail – 0.3% (0.2% of Total Investments)
825	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	833,894
	Internet Software & Services – 3.4% (2.3% of Total Investments)
694	Go Daddy Group Inc, First Lien Term Loan	5.500%	12/17/18	Ba3	692,709
1,425	Open Solutions, Inc., Term Loan B	2.435%	1/23/14	B+	1,377,742
1,000	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	1,012,083
311	Sabre, Inc., Extended Term Loan, First Lien	5.962%	9/30/17	B1	309,945
1,950	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	1,971,997
2,848	WebCom Group Inc., First Lien	11.000%	10/27/18	Ba3	2,851,059
8,228	Total Internet Software & Services				8,215,535
	IT Services – 5.3% (3.6% of Total Investments)
3,578	First Data Corporation, Extended Term Loan B	5.211%	3/24/17	B+	3,541,904
2,732	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	2,468,226
859	Sabre, Inc., New Extended Term Loan	5.962%	12/29/17	B1	855,924
441	SRA International, Term Loan	6.500%	7/20/18	B1	430,119
1,265	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	1,275,633
769	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	793,269
3,491	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	3,517,434
13,135	Total IT Services				12,882,509
	Leisure Equipment & Products – 1.5% (1.0% of Total Investments)
1,985	Academy, Ltd., Term Loan	6.000%	8/03/18	B	1,991,203
1,656	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,669,144
3,641	Total Leisure Equipment & Products				3,660,347
	Machinery – 0.8% (0.5% of Total Investments)
750	Navistar International Corporation, Term Loan B	7.000%	8/16/17	Ba2	756,094
1,191	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	1,200,677
1,941	Total Machinery				1,956,771
	Media – 9.8% (6.7% of Total Investments)
2,182	Cengage Learning Inc., Term Loan B	2.470%	7/03/14	B	1,996,622
989	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	991,843
1,990	Charter Communications Operating Holdings LLC, Term Loan D	4.000%	5/15/19	BB+	2,005,671
1,983	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	1,997,911
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	1,015,250
120	Emmis Operating Company, Term Loan	4.362%	11/01/13	B2	118,224
1,000	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B+	1,015,000
572	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	BB-	576,378
1,000	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	1,000,000
1,876	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,889,842
910	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	699,129
3,909	Univision Communications, Inc., Term Loan	4.462%	3/31/17	B+	3,835,937
1,714	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	1,727,143
3,731	WideOpenWest Finance LLC, Term Loan B, DD1	6.250%	7/12/18	B1	3,770,922
1,000	WMG Acquisition Corporation, Term Loan, WI/DD	TBD	TBD	Ba2	1,005,000
1,793	Yell Group PLC, Term Loan, (5)	4.459%	7/31/14	N/R	340,660
25,769	Total Media				23,985,532
	Metals & Mining – 1.2% (0.8% of Total Investments)
3,000	Fortescue Metals Group Term Loan B, WI/DD	TBD	TBD	BBB-	2,992,500
	Multiline Retail – 0.7% (0.5% of Total Investments)
846	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	857,102
931	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	940,761
1,777	Total Multiline Retail				1,797,863
	Oil, Gas & Consumable Fuels – 4.5% (3.1% of Total Investments)
327	Alon USA Energy, Inc., Edgington Facility	4.500%	8/05/13	B+	325,432
2,615	Alon USA Energy, Inc., Paramount Facility	4.500%	8/05/13	B+	2,603,365
992	CCS Income Trust, Delayed Term Loan	3.212%	11/14/14	B	977,236
1,979	CCS Income Trust, Term Loan	3.212%	11/14/14	B1	1,949,121
974	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	988,864
1,250	Everest Acquisition LLC Term Loan	0.425%	5/24/18	Ba3	1,261,328
1,650	Plains Exploration and Production Company, Term Loan, WI/DD	TBD	TBD	Ba1	1,659,577
1,250	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	1,263,086
11,037	Total Oil, Gas & Consumable Fuels				11,028,009
	Paper & Forest Products – 1.1% (0.7% of Total Investments)
2,731	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	2,690,464
	Personal Products – 0.9% (0.6% of Total Investments)
1,330	Prestige Brands, Inc., Term Loan 1	5.278%	1/27/19	BB-	1,346,521
713	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	715,758
2,043	Total Personal Products				2,062,279
	Pharmaceuticals – 11.0% (7.5% of Total Investments)
1,000	Assuramed Holdings, Inc., Term Loan, Second Lien, WI/DD	TBD	TBD	CCC+	1,001,667
1,000	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	1,010,000
4,988	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	5,049,844
1,084	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,092,295
1,000	Generic Drug Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	1,005,833
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	60,000
275	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	319,533
1,833	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/28/19	B+	1,832,515
2,978	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	Ba3	3,017,512
2,370	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	2,389,552
3,737	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	3,757,428
800	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	804,134
2,107	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	2,117,485
1,053	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	1,058,743
1,449	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,455,771
833	Warner Chilcott Corporation, Term Loan B4	3.261%	8/15/17	BBB-	833,854
167	Warner Chilcott Corporation, Term Loan B5	3.261%	8/20/17	BBB-	166,771
28,674	Total Pharmaceuticals				26,972,937
	Professional Services – 0.1% (0.0% of Total Investments)
496	Vertrue Inc., Term Loan, (5)	9.250%	8/16/14	D	168,557
	Real Estate Investment Trust – 1.1% (0.8% of Total Investments)
2,000	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	2,000,938
765	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	769,781
2,765	Total Real Estate Investment Trust				2,770,719
	Real Estate Management & Development – 2.8% (1.9% of Total Investments)
1,578	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	1,591,848
2,000	Homeward Residential Holdings, Inc., Initial Term Loan	8.250%	8/08/17	B+	2,013,750
1,531	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,536,992
1,722	Realogy Corporation, Delayed Term Loan	4.464%	10/10/16	B+	1,720,767
6,831	Total Real Estate Management & Development				6,863,357
	Road & Rail – 1.0% (0.7% of Total Investments)
2,437	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	2,456,640
	Semiconductors & Equipment – 1.2% (0.8% of Total Investments)
1,970	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	2,001,191
973	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	983,488
2,943	Total Semiconductors & Equipment				2,984,679
	Software – 10.7% (7.3% of Total Investments)
2,944	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,977,603
2,480	BlackBoard, Inc., Term Loan, First Lien	7.500%	10/04/18	B+	2,502,483
1,771	DataTel Inc., Term Loan B	6.250%	7/19/18	B+	1,797,949
1,000	Deltek, Inc., Term Loan, First Lien	6.000%	10/10/18	B+	1,009,375
7,731	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	7,823,630
1,234	IPC Systems, Inc., Term Loan, First Lien	7.750%	7/31/17	B-	1,191,106
2,500	IPC Systems, Inc., Term Loan, Second Lien	5.462%	6/01/15	CCC	2,162,500
3,500	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	3,515,312
1,881	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	1,905,189
195	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	196,784
983	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	986,602
26,219	Total Software				26,068,533
	Specialty Retail – 3.5% (2.4% of Total Investments)
1,375	Collective Brands Inc., Term Loan B	7.250%	10/09/19	B1	1,384,453
985	J Crew Group, Term Loan	4.750%	3/07/18	B1	987,199
2,176	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,179,064
372	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	375,085
1,850	Party City Corporation, Term Loan	5.750%	7/27/19	B1	1,870,119
869	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	B+	852,978
919	Toys “R” Us - Delaware Inc., Term Loan B	6.000%	9/01/16	B+	917,101
8,546	Total Specialty Retail				8,565,999
	Wireless Telecommunication Services – 2.7% (1.9% of Total Investments)
1,828	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	BB-	1,842,812
2,619	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.862%	1/29/16	CCC+	2,176,075
2,000	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,966,250
701	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	702,500
7,148	Total Wireless Telecommunication Services				6,687,637
$308,006	Total Variable Rate Senior Loan Interests (cost $306,241,845)				302,138,208

Shares	Description (1)				Value
	Common Stocks – 2.1% (1.5% of Total Investments)
	Building Products – 1.3% (0.9% of Total Investments)
88,501	Masonite Worldwide Holdings, (6), (10)				$3,141,786
	Hotels, Restaurants & Leisure – 0.2% (0.2% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (6), (10)				563,310
	Media – 0.6% (0.4% of Total Investments)
48,954	Metro-Goldwyn-Mayer, (6), (10)				1,543,583
	Total Common Stocks (cost $7,659,565)				5,248,679

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.2% of Total Investments)
	Communications Equipment – 0.4% (0.2% of Total Investments)
$850	Nortel Networks Corp., (5)	1.750%	4/15/13	N/R	$851,063
$850	Total Convertible Bonds (cost $710,500)				851,063

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 13.2% (9.0% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$487,500
	Communications Equipment – 0.7% (0.4% of Total Investments)
1,000	Avaya Inc.	9.750%	11/01/15	CCC+	890,000
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	726,375
1,650	Total Communications Equipment				1,616,375
	Distributors – 0.4% (0.3% of Total Investments)
1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,100,000
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
1,000	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,050,000
	Health Care Equipment & Supplies – 1.5% (1.0% of Total Investments)
1,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	1,810,500
1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,072,500
750	Rotech Healthcare Inc.	10.750%	10/15/15	B3	731,250
3,450	Total Health Care Equipment & Supplies				3,614,250
	Health Care Providers & Services – 1.8% (1.2% of Total Investments)
1,000	HCA Inc.	8.500%	4/15/19	BB+	1,123,750
250	Rotech Healthcare Inc.	10.500%	3/15/18	CCC-	143,125
1,500	Select Medical Corporation	6.494%	9/15/15	B-	1,492,500
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	520,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,072,500
4,250	Total Health Care Providers & Services				4,351,875
	Household Products – 0.9% (0.6% of Total Investments)
2,000	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	2,245,000
	IT Services – 0.4% (0.3% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,035,000
	Machinery – 0.8% (0.6% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,005,000
	Media – 2.2% (1.5% of Total Investments)
526	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	473,400
2,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	1,870,000
1,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	740,000
3,200	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,000,000
200	WMG Acquisition Group	11.500%	10/01/18	B-	225,500
6,926	Total Media				5,308,900
	Metals & Mining – 0.6% (0.4% of Total Investments)
1,400	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,347,500
	Paper & Forest Products – 0.3% (0.2% of Total Investments)
1,000	Verso Paper Holdings LLC, 144A	11.750%	1/15/19	BB-	650,000
	Pharmaceuticals – 1.9% (1.3% of Total Investments)
143	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	143,000
1,796	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	1,813,960
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,152,500
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	541,250
4,439	Total Pharmaceuticals				4,650,710
	Road & Rail – 0.4% (0.3% of Total Investments)
1,000	Avis Budget Car Rental	2.967%	5/15/14	B+	998,750
	Software – 0.7% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	983,875
750	Infor Us Inc.	9.375%	4/01/19	B-	828,750
1,600	Total Software				1,812,625
	Specialty Retail – 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (5)	11.000%	12/01/17	N/R	24
$33,695	Total Corporate Bonds (cost $31,005,983)				32,273,509

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.7% (5.2% of Total Investments)
$18,839	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $18,838,517, collateralized by $18,485,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $19,220,075	0.010%	11/01/12		$18,838,512
	Total Short-Term Investments (cost $18,838,512)				18,838,512
	Total Investments (cost $364,456,405) – 147.0%				359,349,971
	Borrowings – (40.9)% (7), (8)				(100,000,000)
	Other Assets Less Liabilities – (6.1)% (9)				(14,936,449)
	Net Assets Applicable to Common Shares – 100%				$244,413,522

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)(9)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(291,006)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,121,610)
							$(1,412,616)

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests		$–	$302,138,208	$–	$302,138,208
Common Stocks		–	5,248,679	–	5,248,679
Convertible Bonds		–	851,063	–	851,063
Corporate Bonds		–	32,273,509	–	32,273,509
Short-Term Investments:
Repurchase Agreements		–	18,838,512	–	18,838,512
Derivatives:
Interest Rate Swaps**		–	(1,412,616)	–	(1,412,616)
Total		$–	$357,937,355	$–	$357,937,355
* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(1,412,616)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives), was $364,575,822.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at October 31, 2012, were as follows:

Gross unrealized:
Appreciation					$9,310,977
Depreciation					(14,536,828)

Net unrealized appreciation (depreciation) of investments					$(5,225,851)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing.  Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Borrowings as a percentage of Total Investments is 27.8%.
(8)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(9)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.
(10)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012